FINANCIAL INSTRUMENTS (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Financial liabilities	$ 721
Excess of financial assets over financial liabilities	$ 2,601
Financial instruments, description	Company has excess of financial assets over financial liabilities in Euro and Yen in relation to US dollar of $ 1,694 and $391, respectively. An increase or decrease of 5% of the US dollar relative to the Euro or Yen would not have a significant effect on the Company.